CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCOME		$ 161,520	$ 165,074	$ 75,025
Adjustments required to reconcile net income to net cash provided by operating activities
Depreciation and amortization		680	517	416
Share-based compensation expenses		24,452	11,962	12,845
Change in allowance for credit losses of trade receivable		449	516	442
Loss on marketable securities, net		71	175	5
Finance expense (income), net		(1,210)	1,223	(625)
Deferred income tax assets, net		84	(770)	1,729
Changes in operating assets and liabilities:
Increase in accounts receivable		(10,415)	(10,544)	(4,416)
Increase in other receivables		(1,787)	(6,400)	(2,647)
Increase in inventories		(18,871)	(6,043)	(5,575)
Increase in accounts payable		7,463	2,369	2,708
Increase in other liabilities		17,941	14,138	4,830
Increase (decrease) in contract liabilities		1,201	2,668	(5,512)
Net cash provided by operating activities		181,578	174,885	79,225
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposit		(93,701)	(73,090)	(55,699)
Proceeds from short-term deposit		73,090	69,180	34,810
Purchase of fixed assets		(1,575)	(939)	(463)
Purchase of marketable securities		(168,680)	(273,834)	(169,689)
Proceeds from sale of marketable securities		2,303	93,652	110,536
Proceeds from maturity of marketable securities		79,089	24,925	37,200
Net cash used in investing activities		(109,474)	(160,106)	(43,305)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of ordinary shares		(42,637)	(35,365)	(17,218)
Exercise of options		1,552	20,343	4,776
Net cash used in financing activities		(41,085)	(15,022)	(12,442)
EFFECT OF EXCHANGE RATE CHANGES ON CASH		(1,615)	(559)	733
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		29,404	(802)	24,211
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR		68,136	68,938	44,727
CASH AND CASH EQUIVALENTS AT END OF THE YEAR		97,540	68,136	68,938
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Income taxes paid	[1]	25,843	1,658	217
Interest received		4,856	3,358	2,771
NON-CASH ACTIVITIES
Recognition of operating lease right-of-use assets and liabilities		2,342	4,315	566
Acquisition of non-controlling interest in exchange of ordinary shares		$ 0	$ 12,780	$ 0

[1]	Including, for 2022, payments amounting $12 million for Amendment to the Investments Law and settlements with the Israeli tax authority. See note 14a(2)(b).